UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04605
First Financial Fund, Inc.
(Exact name of registrant as specified in charter)
1680 38th Street, Suite 800 Boulder, CO		80301
(Address of principal executive offices)		(Zip code)
Stephen C. Miller, Esq. 1680 38th Street, Suite 800 Boulder, CO 80301
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	March 31, 2005

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments. –  The schedules of investments for the period ended December 31, 2004 are filed herewith.

Portfolio of Investments as of December 31, 2004

(Unaudited)                                                                                                                                                     First Financial Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—100.3%
DOMESTIC COMMON STOCKS—90.0%
Banks & Thrifts-36.6%
72,600	Alliance Bankshares Corporation+	$1,128,930
66,000	American Pacific Bank, Class B+	745,866
468,000	AmeriServ Financial, Inc.(a)	2,186,028
16,800	Bancorp Rhode Island, Inc.	663,600
251,735	Bancorp, Inc.+	4,027,760
47,086	Bank of America Corporation	2,212,571
40,500	Bank of Oak Ridge+	439,020
37,800	CalNet Business Bank+(a)	756,000
50,400	Cardinal Financial Corporation+	561,960
85,000	Cardinal State Bank+	935,000
38,000	Carolina Trust Bank+	475,000
282,010	CCF Holding Company	5,414,592
92,700	City National Corporation	6,549,255
62,000	Coast Financial Holdings, Inc.+	1,085,000
8,400	Coastal Banking Company, Inc.+	147,000
4,700	Community Bancorp+	143,820
60,000	Community Bank(a)(b)	2,995,800
89,200	Community Capital Bancshares, Inc.	1,036,504
31,300	Cornerstone Bancorp, Inc.	1,070,460
9,100	Crescent Banking Company	240,240
75,080	Dearborn Bancorp, Inc.+	2,189,333
71,468	F.N.B. Corporation	1,362,895
9,000	Fidelity Southern Corporation	171,000
48,299	First Citizens BancShares, Inc., Class A	7,160,327
13,011	First Indiana Corporation	292,878
166,363	First Regional Bancorp+	8,925,375
207,650	First Republic Bank	11,005,450
31,800	Foothill Independent Bancorp	746,664
144,600	Gateway Financial Holdings	2,320,830
64,800	Greenville First Bancshares, Inc.+	1,270,080
1,700	Heritage Oaks Bancorp+	35,360
72,500	IBERIABANK Corporation	4,811,100
46,800	LSB Bancshares, Inc.	783,900
219,600	MetroCorp Bancshares, Inc.	4,888,296
80,250	North Fork Bancorporation, Inc.	2,315,212
336,000	North Valley Bancorp	6,528,480
57,000	Northrim Bancorp, Inc.	1,339,500
44,800	Parkway Bank+	571,200
57,000	Pennsylvania Commerce Bancorp+	3,591,000
2,000	Pointe Financial Corporation	81,500
5,846	SCBT Financial Corporation	196,233
202,300	Signature Bank+	6,546,428
246,100	SNB Bancshares, Inc.+	3,634,897
106,300	Southern Connecticut Bancorp, Inc.+	871,660
39,700	Southwest Bancorp, Inc.	971,856
29,500	SuffolkFirst Bank+	271,400
214,070	Sun Bancorp, Inc.+	5,347,469
322,442	Taylor Capital Group, Inc.	10,801,807
21,100	Team Financial, Inc.	268,603
61,200	Texas United Bancshares, Inc.	1,208,700
18,400	The Bank Holdings, Inc.+	377,384
41,200	The South Financial Group, Inc.	1,340,236
16,300	TIB Financial Corporation	413,531
130,000	Transatlantic Bank+(a)(b)(c)	1,547,000
10,600	TriCo Bancshares	248,040
104,000	UMB Financial Corporation	5,892,640
169,500	UnionBanCal Corporation	10,929,360
15,500	UnionBancorp, Inc.	329,375
18,600	Valley Commerce Bancorp+	314,340
153,560	Wainwright Bank & Trust Company	1,896,466
53,600	Webster Financial Corporation	2,714,304
38,587	Westbank Corporation	710,001
36,700	Yardville National Bnacorp	1,257,342
		151,293,858

Savings & Loans—28.3%
70,500	Abington Community Bancorp, Inc.	$942,585
163,300	Atlantic Coast Federal+	2,248,641
129,280	Broadway Financial Corporation	1,486,720
15,400	Carver Bancorp, Inc.	307,384
324,800	CFS Bancorp, Inc.	4,634,896
24,400	Charter Financial Corporation	1,070,428
50,900	Citizens Community Bancorp	763,500
238,500	Citizens First Bancorp, Inc.	5,766,930
106,500	Downey Financial Corporation	6,070,500
413,565	Fidelity Federal Bancorp+	769,231
800	First Community Bank Corporation of America+	23,201
2,400	First Defiance Financial Corporation	68,328
79,638	First Federal Bancshares, Inc.	1,713,093
24,000	First PacTrust Bancorp, Inc.	656,400
63,600	First Place Financial Corporation	1,424,004
252,000	FirstFed Bancorp, Inc.	1,811,880
177,600	Golden West Financial Corporation	10,908,192
90,000	HMN Financial, Inc.	2,889,000
84,300	Home Federal Bancorp, Inc.+	1,057,965
46,900	Jefferson Bancshares, Inc.	616,735
100,000	K-Fed Bancorp	1,496,000
54,612	LSB Corporation	1,011,414
310,300	MidCountry Financial Corporation(a)(b)	4,654,500
116,500	Northeast Pennsylvania Financial Corporation	2,635,230
82,300	Northwest Bancorp, Inc.	2,064,907
219,000	Ocean Shore Holding Company+	2,649,900
163,300	Pacific Premier Bancorp, Inc.+	2,165,358
94,800	Parkvale Financial Corporation	2,729,292
73,950	People’s Bank	2,875,915
409,300	People’s Choice Financial Corporation(a)(c)	4,093,000
165,930	Perpetual Federal Savings Bank	4,745,598
17,500	Privee LLC(a)(b)	2,362,500
322,200	Provident Bancorp, Inc.	4,249,818
456,525	Provident Financial Holdings, Inc.	13,170,746
456,700	Provident Financial Holdings, Inc.(b)	5,199,530
36,000	Rainier Pacific Financial Group, Inc.	644,400
40,650	Redwood Financial, Inc.+	813,000
90,000	River Valley Bancorp	1,998,000
317,400	SI Financial Group, Inc.+	3,932,586
23,986	Sovereign Bancorp, Inc.	540,884
100,000	Sterling Eagle(a)(b)	814,000
110,500	Third Century Bancorp	1,447,550
150,100	Woronoco Bancorp, Inc.	5,505,668
		117,029,409

Mortgages & REITS—11.6%
565,900	Aames Investment Corporation; REIT+	6,004,199
385,000	Arbor Realty Trust, Inc.; REIT(a)	9,447,900
424,000	Bimini Mortgage Management, Inc.; REIT+(c)	6,779,760
151,900	Freddie Mac	11,195,030
272,590	Medical Office Properties; REIT(a)	8,178
419,500	Medical Properties Trust, Inc.; REIT(c)	4,195,000
505,000	MortgageIT Holdings, Inc.; REIT+	9,064,750
155,504	Newcastle Investment Holdings Corporation; REIT+(a)(b)(c)	1,282,908
		47,977,725

Diversified Financials Services—5.2%
53,845	Bay View Capital Corporation	824,367
485,800	Centennial Bank Holdings, Inc.(a)(b)(c)	5,100,900
72,700	Citigroup, Inc.	3,502,686
25,000	CMET Financial Holdings, Inc.(a)(b)(c)	1,750,000
227,798	Countrywide Financial Corporation	8,430,804
60,000	Independence Financial(a)(b)	480,000
93,615	Mackinac Financial Corp.(a)	1,557,005
		21,645,762

Insurance-4.4%
210,900	Bristol West Holdings, Inc.	4,218,000
279,100	Mercer Insurance Group, Inc.+	3,748,313
184,400	Ohio Casualty Corporation+	4,279,924
228,700	Specialty Underwriters’ Alliance, Inc.+	2,172,650
201,500	United National Group Ltd., Class A	3,751,930
		18,170,817

Other—3.9%
600,000	Centennial C Corporation(a)(b)	$6,300,000
329,600	Diamondrock Hospitality Company+ (b)(c)	3,296,000
194,086	Resource America, Inc., Class A	6,307,795
		15,903,795

	Total Domestic Common Stocks (cost $255,703,982)	372,021,366

FOREIGN COMMON STOCKS—9.6%

Bermuda—6.4%
89,000	Aspen Insurance Holdings, Ltd.	2,182,280
223,400	Assured Guaranty Ltd.	4,394,278
154,800	Axis Capital Holdings Ltd.	4,235,328
94,500	IPC Holdings Ltd.	4,111,695
17,900	White Mountains Insurance Group, Ltd.	11,563,400
		26,486,981

Canada—3.2%
507,574	Canadian Western Bank	11,260,123
204,800	Sunrise Senior Living, Inc.(c)	1,972,534
		13,232,657

	Total Foreign Common Stocks (cost $26,415,620)	39,719,638
PREFERRED STOCKS—0.5%
76,700	Taylor Capital Trust 1, Cum. Conv. Pfd., 9.75%, 10/31/32	2,082,405
	(cost $1,917,500)

WARRANTS-0.2%
195,000	Dime Bancorp, Inc., Warrant, Expires 11/22/05+	37,050
3,680	The Bank Holdings, Inc., Warrant, Expires 5/21/06+	39,744
1	Citigroup, Inc. Litigation Tracking, Warrant, Expires 12/31/50+	1
77,000	Arbor Realty Trust, Inc.; REIT, Warrant, Expires 6/30/05(a)	699,160

	Total Warrants (cost $248,903)	775,955

	Total Long Term Investments (cost $284,286,005)	414,599,364
SHORT TERM INVESTMENTS—6.8%

Par Value	Description	Value (Note 1)
Repurchase Agreement—6.8%
28,200,000	Agreement with Gold Tri-Party, 2.29%, dated 12/31/04, to be repurchased at $28,205,382 on 1/3/05, collateralized by $28,764,001 market value of a FNMA Bond, 6.00%, 9/1/34-10/1/34	$28,200,000
	(Cost $28,200,000)

Total Investments — 107.1% (cost $312,486,005)		$442,799,364
	Other Liabilities In Excess Of Other Assets—(7.2%)	(29,928,874)

	Net Assets—100%	412,870,490

+	Non-income producing security.
(a)	Indicates a fair valued security. Total market value for fair valued securities is $48,616,630 representing 10.98% of the total net assets.
(b)	Private Placement restricted as to resale and does not have a readily available market.
(c)	Security exempt from registration pursuant to Rule 144A under the Securiites Act of 1933, as amended.

First Financial Fund, Inc.

December 31, 2004 (Unaudited)

Note 1.  Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available-including securities listed on national securities exchanges and those traded over-the-counter- are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers.  Securities traded via NASDAQ are valued at the NASDAQ Official Close Price (“NOCP”).  Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security.  Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate.  Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase Agreements:  In connection with the repurchase agreement transactions with United States financial institutions, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral.  If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income:  Securities transactions are recorded on the trade date.  Realized gains or losses on sales of securities are calculated on the identified cost basis.  Dividend income is recorded on the ex-dividend date; interest income including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis, which may require the use of certain estimates by management.

Note 2.  Unrealized Appreciation/(Depreciation)

On December 31, 2004, net unrealized appreciation for Federal tax purposes was $130,313,359, consisting of $139,499,617 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $9,186,258 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c)), are effective based on his evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST FINANCIAL FUND, INC.

By	/s/ Stephen C. Miller
Stephen C. Miller, President (Principal Executive Officer)

Date	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)
Date	February 18, 2005

By (Signature and Title)	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)
Date	February 18, 2005